Employee benefit plans - Information about plan assets for which Level 3 inputs are utilized to determine fair value (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		¥ 232,885		¥ 234,050
Fair value of plan assets at end of year		225,744		232,885
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		54,383		51,727
Unrealized and realized gains / loss		(7,665)		588
Purchases / sales and other settlement		18,363		2,068
Fair value of plan assets at end of year		65,081		54,383
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		3,823	[1]	3,639
Unrealized and realized gains / loss		(4,403)		(349)
Purchases / sales and other settlement		24,045		533
Fair value of plan assets at end of year	[1]	23,465		3,823
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year		50,560	[2],[3]	48,088
Unrealized and realized gains / loss		(3,262)		937
Purchases / sales and other settlement		(5,682)		1,535
Fair value of plan assets at end of year	[2],[3]	¥ 41,616		¥ 50,560

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these assets were ¥6,462 million and ¥6,401 million, respectively.
[3]	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.